Restructuring - Narrative (Details) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2024	Jun. 30, 2023	Dec. 31, 2023	Dec. 31, 2022
Restructuring Cost and Reserve [Line Items]
Restructuring charges	$ 45,789	$ 35,661	$ 45,789	$ 45,390
Severance costs			31,700	34,100
Other restructuring costs			14,100	11,300
Impairment of operating right-of-use assets and related property, plant and equipment			12,559	8,613
Onerous contract provision	1,500		1,500	$ 2,700
Restructuring reserve	26,346		26,346		$ 6,999	$ 6,022
Personnel related liabilities
Restructuring Cost and Reserve [Line Items]
Restructuring reserve	21,600		21,600		4,000
Facility liability
Restructuring Cost and Reserve [Line Items]
Restructuring reserve	4,700		4,700		3,000
Restructuring reserve, current	1,200		1,200		1,000
Restructuring reserve, noncurrent	$ 3,500		$ 3,500		$ 2,000